CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES:
Net income	$ 207,202	$ 238,985	$ 216,647
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	371,041	332,027	303,237
Deferred income taxes	61,212	50,717	54,162
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(51,554)	(48,772)	(54,245)
Accrued utility revenue	(2,500)	(3,300)	(1,900)
Deferred purchased gas costs	(343,728)	36,239	(58,491)
Accounts payable	50,426	(7,694)	(1,865)
Accrued taxes	(6,725)	15,171	5,243
Other current assets and liabilities	(89,209)	107,427	74,137
Gains on sale of equipment	(6,906)	(1,848)	(5,473)
Changes in undistributed stock compensation	9,294	7,114	6,896
Equity AFUDC	0	(4,724)	(4,161)
Changes in deferred charges and other assets	(13,541)	(32,591)	(21,051)
Changes in other liabilities and deferred credits	(73,629)	(62,671)	(12,764)
Net cash provided by operating activities	111,383	626,080	500,372
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(715,626)	(825,105)	(938,148)
Acquisition of businesses, net of cash acquired	(2,354,260)	0	(47,638)
Changes in customer advances	15,974	14,033	19,001
Other	18,256	9,003	15,153
Net cash used in investing activities	(3,035,656)	(802,069)	(951,632)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	213,641	139,245	157,946
Dividends paid	(138,222)	(125,504)	(116,127)
Issuance of long-term debt, net	1,660,696	662,377	531,596
Retirement of long-term debt	(452,664)	(356,406)	(213,789)
Change in credit facility and commercial paper	(20,000)	0	0
Change in short-term portion of credit facilities	(48,000)	(104,000)	59,000
Issuance of short-term debt	1,850,000	0	0
Withholding remittance – share-based compensation	(1,264)	(2,736)	(1,858)
Other	(729)	(3,402)	(1,488)
Net cash provided by financing activities	3,063,458	209,574	415,280
Effects of currency translation on cash and cash equivalents	160	228	158
Change in cash and cash equivalents	139,345	33,813	(35,822)
Cash and cash equivalents at beginning of period	83,352	49,539	85,361
Cash and cash equivalents at end of period	222,697	83,352	49,539
SUPPLEMENTAL INFORMATION:
Interest paid, net of amounts capitalized	104,352	105,182	102,258
Income taxes paid (received), net	$ 4,208	$ (10,951)	$ 2,752